Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 246,498	$ 232,215
Less accumulated depreciation	157,930	147,464
Property, plant and equipment, net	88,568	84,751
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	806	667
Buildings and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 28,914	$ 27,117
Buildings and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years	7 years
Buildings and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	45 years	45 years
Central office and other network equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 145,093	$ 136,737
Central office and other network equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years	3 years
Central office and other network equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	50 years	50 years
Cable, poles and conduit
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 47,972	$ 45,639
Cable, poles and conduit | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years	7 years
Cable, poles and conduit | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	50 years	50 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 8,394	$ 7,627
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years	20 years
Work in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 6,139	$ 5,710
Furniture, vehicles and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 9,180	$ 8,718
Furniture, vehicles and other | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years	3 years
Furniture, vehicles and other | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years	20 years